Consolidated Statements of Income - Scenario, Unspecified [Domain] - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Operating revenues – related party	[1],[2]	$ 129,180	$ 124,985
Costs and expenses:
Operating expenses	[1]	70,507	68,529
General and administrative expenses	[1]	12,597	7,456
Depreciation expense	[1]	26,953	25,162
Total costs and expenses	[1]	110,057	101,147
Operating income	[1]	19,123	23,838
Other income, net	[1]	1,504	309
Interest expense	[1]	(872)	(198)
Income before income taxes	[1]	19,755	23,949
Income tax expense	[1],[2]	548	1,434
Net income	[1]	19,207	22,515
Less: Net income (loss) attributable to Predecessor	[1]	(40,074)	20,474
Net income attributable to partners	[1]	59,281	2,041
Less: General partner’s interest in net income	[1]	1,379	41
Limited partners’ interest in net income	[1]	$ 57,902	$ 2,000
Net income per limited partner unit – basic and diluted:
Common units		$ 1.01	$ 0.03
Subordinated units		$ 1.01	$ 0.03
Weighted-average limited partner units outstanding:
Common units – basic		28,790	28,790
Common units – diluted		28,791	28,790
Subordinated units – basic and diluted		28,790	28,790
Cash distribution declared per unit		$ 0.941	$ 0.037

[1]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.